Sales - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Total sales	$ 887,138	$ 793,239	$ 933,178
Soybean
Disclosure of products and services [line items]
Total sales	44,538	66,471	79,408
Corn
Disclosure of products and services [line items]
Total sales	59,714	33,106	82,482
Wheat
Disclosure of products and services [line items]
Total sales	18,733	30,091	14,835
Peanut
Disclosure of products and services [line items]
Total sales	0	1,752	3,648
Sunflower
Disclosure of products and services [line items]
Total sales	701	1,314	3,163
Barley
Disclosure of products and services [line items]
Total sales	1,085	1,203	1,888
Seeds
Disclosure of products and services [line items]
Total sales	734	461	727
Milk
Disclosure of products and services [line items]
Total sales	9,977	19,267	31,656
Cattle
Disclosure of products and services [line items]
Total sales	3,452	1,279	467
Cattle for dairy
Disclosure of products and services [line items]
Total sales	2,169	1,612	2,913
Others
Disclosure of products and services [line items]
Total sales	1,398	1,627	2,566
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	142,501	158,183	223,753
Ethanol
Disclosure of products and services [line items]
Total sales	373,847	324,661	241,650
Sugar
Disclosure of products and services [line items]
Total sales	97,710	128,377	305,688
Energy
Disclosure of products and services [line items]
Total sales	60,913	57,797	62,218
Peanut
Disclosure of products and services [line items]
Total sales	28,928	0	0
Sunflower
Disclosure of products and services [line items]
Total sales	7,534	0	0
Cotton
Disclosure of products and services [line items]
Total sales	623	0	0
Rice
Disclosure of products and services [line items]
Total sales	97,515	92,560	83,849
Fluid milk (UHT)
Disclosure of products and services [line items]
Total sales	38,441	0	0
Powder milk
Disclosure of products and services [line items]
Total sales	20,722	8,646	2,713
Other diary products
Disclosure of products and services [line items]
Total sales	8,856	0	0
Soybean oil and meal
Disclosure of products and services [line items]
Total sales	1,062	14,059	6,119
Services
Disclosure of products and services [line items]
Total sales	4,521	487	1,144
Rental income
Disclosure of products and services [line items]
Total sales	564	643	771
Others
Disclosure of products and services [line items]
Total sales	3,401	7,826	5,273
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	$ 744,637	$ 635,056	$ 709,425